Financial instruments (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Fair Value Hedge Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI-0.11% per year
Financial Baseline	R$ (6)
Financial projected scenario 1	(1)
Financial projected scenario 2	(1)
Financial projected scenario 3
Fair Value Hedge Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.20% per year
Financial Baseline	R$ (170)
Financial projected scenario 1	(15)
Financial projected scenario 2	(16)
Financial projected scenario 3	R$ (14)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.60% per year
Financial Baseline	R$ (3,387)
Financial projected scenario 1	(398)
Financial projected scenario 2	(432)
Financial projected scenario 3	R$ (364)
Borrowings And Financing C B D [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI+1.84% per year
Financial Baseline	R$ (1,753)
Financial projected scenario 1	(175)
Financial projected scenario 2	(189)
Financial projected scenario 3	(160)
Total Borrowings And Financing Exposure [Member]
IfrsStatementLineItems [Line Items]
Financial Baseline	(5,316)
Financial projected scenario 1	(588)
Financial projected scenario 2	(638)
Financial projected scenario 3	R$ (538)
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	100.15% of CDI
Financial Baseline	R$ 2,651
Financial projected scenario 1	277
Financial projected scenario 2	305
Financial projected scenario 3	R$ 250
Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	100.15% of CDI
Financial Baseline	R$ 17
Financial projected scenario 1	2
Financial projected scenario 2	2
Financial projected scenario 3	2
Financial Asset 1 [Member]
IfrsStatementLineItems [Line Items]
Financial Baseline	760
Financial projected scenario 1	29
Financial projected scenario 2	29
Financial projected scenario 3	29
Net Exposure [Member]
IfrsStatementLineItems [Line Items]
Financial Baseline	(1,888)
Financial projected scenario 1	(280)
Financial projected scenario 2	(302)
Financial projected scenario 3	R$ (257)